Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade receivables	$ 1,433
Contract assets	64	221	254
Other current assets	86	82	67
Prepayments	1,124	822	79
Other receivables	71,694	69,612	9,643
Current tax receivable
Total	$ 74,401	$ 70,737	$ 10,043